Deferred Revenue from Volumetric Production Payment (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Changes in the deferred revenue
Deferred revenue from VPP at the beginning of the period	$ 35,092
Deferred revenue from VPP	(293)
Amortization of deferred revenue from VPP	618
Unrealized loss on derivative/VPP	6,229
Deferred revenue from VPP at the end of the period	$ 41,646